Accounting policies - Offsetting of financial instruments - liabilities (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	$ 563,731	$ 468,654
Net amount of financial liabilities presented in the balance sheet	563,731	468,654
Impact of Master Netting Agreements	(207,185)	(157,112)
Financial instrument collateral	(336,476)	(291,939)
Cash collateral	(15,676)	(13,222)
Net amount	4,394	6,381
Threshold amount of Individually significant financial assets	8
Financial derivatives liabilities
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	235,649	184,840
Net amount of financial liabilities presented in the balance sheet	235,649	184,840
Impact of Master Netting Agreements	(204,724)	(152,313)
Financial instrument collateral	(7,077)	(6,375)
Cash collateral	(15,676)	(13,222)
Net amount	8,172	12,930
Repurchase agreements
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	299,320	264,260
Net amount of financial liabilities presented in the balance sheet	299,320	264,260
Impact of Master Netting Agreements	(2,461)	(4,799)
Financial instrument collateral	(300,467)	(265,862)
Net amount	(3,608)	(6,401)
Short positions - Securities loans
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	28,762	19,554
Net amount of financial liabilities presented in the balance sheet	28,762	19,554
Financial instrument collateral	(28,932)	(19,702)
Net amount	$ (170)	$ (148)